Schedule of property, plant and equipment (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Beginning balance	$ 575,517	$ 482,897
Additions		92,620
Disposals	(90,450)
Ending balance	485,067	575,517
Beginning balance	(195,499)	(86,898)
Disposals	32,160
Depreciation	(124,799)	(108,601)
Ending balance	(288,138)	(195,499)
Carrying amount	196,929	380,018
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Beginning balance	340,661	250,211
Additions		90,450
Disposals	(90,450)
Ending balance	250,211	340,661
Beginning balance	(79,345)	(17,680)
Disposals	32,160
Depreciation	(77,762)	(61,665)
Ending balance	(124,947)	(79,345)
Carrying amount	125,264	261,316
IT equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	80,303	78,810
Additions		1,493
Disposals
Ending balance	80,303	80,303
Beginning balance	(34,276)	(15,078)
Disposals
Depreciation	(19,244)	(19,198)
Ending balance	(53,520)	(34,276)
Carrying amount	26,783	46,027
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	154,553	153,876
Additions		677
Disposals
Ending balance	154,553	154,553
Beginning balance	(81,878)	(54,140)
Disposals
Depreciation	(27,793)	(27,738)
Ending balance	(109,671)	(81,878)
Carrying amount	$ 44,882	$ 72,675